UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Emerging Markets Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 89.9%
Brazil: 5.0%
175,000	BR Malls Participacoes S.A.	$2,178,894
180,000	BR Properties S.A.	1,995,299
58,000	Cosan S.A. Industria e Comercio	1,301,358
59,000	Estacio Participacoes S.A.	1,281,752
41,000	International Meal Co. Holdings S.A.	517,382
37,000	M Dias Branco S.A.	1,460,225
		8,734,910
Canada: 0.5%
44,500	First Quantum Minerals Ltd.	846,326
China / Hong Kong: 23.5%
146,000	ASM Pacific Technology Ltd. #	1,608,196
1,469,000	Baoxin Auto Group Ltd. * #	1,142,632
2,224,000	Beijing Capital International Airport Co. Ltd. #	1,609,270
2,890,000	Boer Power Holdings Ltd. #	1,677,914
1,420,000	Brilliance China Automotive Holdings Ltd. * #	1,677,018
2,730,000	China Hongqiao Group Ltd. #	1,351,245
2,370,000	China Medical System Holdings Ltd. #	2,405,739
1,290,000	China Singyes Solar Technologies Holdings Ltd. #	1,073,341
750,000	CIMC Enric Holdings Ltd. #	810,273
50,000	Focus Media Holding (ADR)	1,340,500
7,800,000	Franshion Properties China Ltd. #	2,537,237
645,000	Galaxy Entertainment Group Ltd. * #	2,704,742
10,549,700	Genting Hong Kong Ltd. (USD) * #	4,759,676
3,488,000	Greatview Aseptic Packaging Co. Ltd. #	2,292,596
1,000,000	Haier Electronics Group Co. Ltd. * #	1,603,656
1,102,000	Kunlun Energy Co. Ltd. #	2,344,977
17,705,000	REXLot Holdings Ltd. #	1,554,007
2,090,000	Sunac China Holdings Ltd. #	1,484,037
733,000	Techtronic Industries Co. #	1,799,468
82,000	Tencent Holdings Ltd. #	2,622,737
9,243,000	Tiangong International Co. Ltd. #	2,709,743
		41,109,004
Colombia: 0.7%
18,400	Bancolombia S.A. (ADR)	1,163,800
India: 11.8%
162,400	Apollo Hospitals Enterprise Ltd.	2,527,882
667,000	DEN Networks Ltd. * #	2,317,297
259,700	Glenmark Pharmaceuticals Ltd. #	2,209,057
80,800	Jammu & Kashmir Bank Ltd. #	1,771,730
71,000	Larsen & Toubro Ltd. #	1,792,034
620,000	Mundra Port & Special Economic Zone Ltd. #	1,575,235
106,708	Persistent Systems Ltd. #	1,064,072
287,800	Phoenix Mills Ltd.	1,376,780
180,000	Shriram Transport Finance Co. Ltd. #	2,299,294
61,000	Wockhardt Ltd. * #	2,233,711
183,000	Yes Bank Ltd. #	1,444,471
		20,611,563
Indonesia: 3.1%
1,780,000	Bank Rakyat Indonesia Tbk PT #	1,608,853
17,050,000	Lippo Karawaci Tbk PT #	2,408,633
2,350,000	Tower Bersama Infrastructure Tbk PT * #	1,464,905
		5,482,391
Israel: 0.1%
182,500	Queenco Leisure International Ltd. (GDR) * # § Reg S	115,975
Luxembourg: 1.0%
603,000	L’Occitane International S.A. (HKD) #	1,837,779
Malaysia: 0.5%
1,000,000	AirAsia Bhd #	924,411
Mexico: 1.0%
700,000	Genomma Lab Internacional, S.A. de C.V. *	1,704,172
Nigeria: 2.5%
12,300,000	First Bank Nigeria Holdings Plc #	1,541,233
8,200,000	Guaranty Trust Bank Plc #	1,345,821
242,000	Nestle Nigeria Plc #	1,438,247
		4,325,301
Panama: 0.9%
12,800	Copa Holdings S.A. (Class A) (USD)	1,531,008

Philippines: 1.5%
19,400,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	1,307,278
311,000	Security Bank Corp. #	1,387,587
		2,694,865
Portugal: 0.6%
56,000	Jeronimo Martins, SGPS S.A. #	1,090,486
Russia: 4.5%
42,300	Eurasia Drilling Co. Ltd. (GDR) Reg S	1,507,401
32,000	Globaltrans Investment Plc (GDR) # Reg S	504,960
14,500	Magnit OJSC #	2,806,175
983,000	Sberbank RF (USD) #	3,113,430
		7,931,966
Singapore: 3.3%
1,766,000	Ezion Holdings Ltd. #	3,106,049
650,000	Global Logistic Properties Ltd. #	1,380,383
780,000	OSIM International Ltd. #	1,258,723
		5,745,155
South Africa: 1.6%
411,000	African Bank Investments Ltd. #	1,354,428
62,000	Imperial Holdings Ltd. #	1,418,678
		2,773,106
South Korea: 5.3%
110,000	Cheil Worldwide, Inc. * #	2,384,284
6,730	Hyundai Mobis Co. Ltd. #	1,889,278
3,840	Lotte Shopping Co. #	1,362,230
2,705	Samsung Electronics Co. Ltd. #	3,686,995
		9,322,787
Switzerland: 1.7%
23,400	Dufry A.G. * #	2,914,858
Taiwan: 3.6%
627,000	Chailease Holding Co. Ltd. #	1,747,124
274,000	Cleanaway Co. Ltd. #	2,059,069
205,000	Gourmet Master Co. Ltd. #	1,145,239
94,000	Wowprime Corp. #	1,333,176
		6,284,608
Thailand: 2.6%
100,000	Kasikornbank PCL #	712,631
403,000	Kasikornbank PCL (NVDR) #	2,871,902
1,781,000	Thai Beverage PCL (SGD) #	877,050
		4,461,583
Turkey: 2.7%
298,000	Dogus Otomotiv Servis ve Ticaret A.S. #	1,871,270
305,330	TAV Havalimanlari Holding A.S. * #	1,967,549
85,000	Turkiye Halk Bankasi A.S. #	909,090
		4,747,909
United Arab Emirates: 1.8%
66,200	DP World Ltd. (USD) #	930,388
291,620	First Gulf Bank PJSC #	1,100,911
230,000	NMC Health Plc (GBP) *	1,146,273
		3,177,572
United Kingdom: 6.2%
1,245,000	Afren Plc * #	2,690,946
65,000	Bank of Georgia Holdings Plc #	1,523,375
1,235,312	Hirco Plc * #	657,975
61,546	International Personal Finance Plc #	417,516
210,000	Ophir Energy Plc * #	1,483,425
1,795,356	Raven Russia Ltd. #	1,963,439
627,000	Volga Gas Plc * #	831,184
125,000	Zhaikmunai LP (GDR) Reg S	1,250,000
		10,817,860
United States: 3.9%
44,800	Coach, Inc.	2,239,552
15,900	Cummins, Inc.	1,841,379
23,400	First Cash Financial Services, Inc. *	1,365,156
570,000	Samsonite International S.A. (HKD) #	1,428,943
		6,875,030
Total Common Stocks (Cost: $128,032,323)		157,224,425
PREFERRED STOCKS: 6.4%
Brazil: 0.6%
128,977	Banco ABC Brasil S.A.	1,043,560

Russia: 1.4%
1,170	AK Transneft OAO #	2,504,994

South Korea: 4.4%
9,770	Samsung Electronics Co. Ltd. #	7,650,015

Total Preferred Stocks (Cost: $10,280,966)		11,198,569
REAL ESTATE INVESTMENT TRUST: 0.8% (Cost: $1,388,972)
Turkey: 0.8%
850,000	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. #	1,358,454
MONEY MARKET FUND: 3.8% (Cost: $6,714,572)
6,714,572	AIM Treasury Portfolio - Institutional Class	6,714,572
Total Investments: 100.9% (Cost: $146,416,833)		176,496,020
Liabilities in excess of other assets: (0.9)%		(1,595,976)
NET ASSETS: 100.0%		$174,900,044

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
PHP	Philippine Peso
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $138,855,471 which represents 79.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $115,975 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

As of March 31, 2013, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Date	Unrealized Appreciation
State Street Bank And Trust Company	USD	171,389	ZAR	1,594,583	4/2/2013	$2,024

USD	United States Dollar
ZAR	South African Rand

Restricted securities held by the Fund as of March 31, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	182,500	$3,490,971	$115,975	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.8%	$4,907,314
Communications	5.8	10,129,723
Consumer, Cyclical	16.6	29,318,090
Consumer, Non-cyclical	19.2	33,952,420
Diversified	0.8	1,418,678
Energy	7.6	13,423,200
Financial	26.1	46,005,165
Industrial	9.4	16,617,580
Technology	7.9	14,009,278
Money Market Fund	3.8	6,714,572
	100.0%	$176,496,020

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$8,734,910	$—	$—	$8,734,910
Canada	846,326	—	—	846,326
China / Hong Kong	1,340,500	39,768,504	—	41,109,004
Colombia	1,163,800	—	—	1,163,800
India	3,904,662	16,706,901	—	20,611,563
Indonesia	—	5,482,391	—	5,482,391
Israel	—	115,975	—	115,975
Luxembourg	—	1,837,779	—	1,837,779
Malaysia	—	924,411	—	924,411
Mexico	1,704,172	—	—	1,704,172
Nigeria	—	4,325,301	—	4,325,301
Panama	1,531,008	—	—	1,531,008
Philippines	1,307,278	1,387,587	—	2,694,865
Portugal	—	1,090,486	—	1,090,486
Russia	1,507,401	6,424,565	—	7,931,966
Singapore	—	5,745,155	—	5,745,155
South Africa	—	2,773,106	—	2,773,106
South Korea	—	9,322,787	—	9,322,787
Switzerland	—	2,914,858	—	2,914,858
Taiwan	—	6,284,608	—	6,284,608
Thailand	—	4,461,583	—	4,461,583
Turkey	—	4,747,909	—	4,747,909
United Arab Emirates	1,146,273	2,031,299	—	3,177,572
United Kingdom	1,250,000	9,567,860	—	10,817,860
United States	5,446,087	1,428,943	—	6,875,030
Preferred Stocks
Brazil	1,043,560	—	—	1,043,560
Russia	—	2,504,994	—	2,504,994
South Korea	—	7,650,015	—	7,650,015
Real Estate Investment Trust	—	1,358,454	—	1,358,454
Money Market Fund	6,714,572	—	—	6,714,572
Total	$37,640,549	$138,855,471	$—	$176,496,020

Other Financial Instruments Forward Foreign Currency Contracts	$—	$2,024	$—	$2,024

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $3,181,137 and transfers from Level 2 to Level 1 were $2,629,979. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedule of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

(unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2013 was $147,789,237 and net unrealized appreciation aggregated $28,706,783 of which $38,347,108 related to appreciated securities and $9,640,325 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: May 29, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: May 29, 2013